WRL FREEDOM SELECT(SM)
                        Supplement Dated December 1, 2000
                     to Prospectus Dated September 15, 2000

Effective December 1, 2000:

WRL Series Fund, Inc. offers a new investment option under this Contract. The new investment option is available in most states. Please contact your agent regarding availability of this new investment option in your state.

The prospectus is amended in the following respects:

The first sentence of the second paragraph on the front page is amended to read as follows:

"You can put your money into 32 investment choices: a fixed account and 31 subaccounts of the WRL Series Annuity Account."

All other references to 30 subaccounts or portfolios appearing elsewhere in the prospectus are amended to refer to 31.

The following information is added to the tables on the front page and on page
4:

WRL LKCM Capital Growth

The following information is added to the Annuity Contract Fee Table on page 7:

--------------------------------------- ------------------ ------------------ ----------------- ----------------------
                                           Management            Other           Rule 12b-1        Total Portfolio
              Portfolio                       Fees             Expenses             Fees        Annual Expenses
--------------------------------------- ------------------ ------------------ ----------------- ----------------------
WRL LKCM Capital Growth(12)                   0.80%              0.20%              N/A                 1.00%
--------------------------------------- ------------------ ------------------ ----------------- ----------------------

The footnotes on pages 8 and 9 are amended as follows:

The following information is added to the table under footnote (4):

--------------------------------------- ------------------------- ----------------------- ----------------------------
                                                Expense               Reimbursement          Expense Ratio Without
                                                 Limit                    Amount                 Reimbursement
--------------------------------------- ------------------------- ----------------------- ----------------------------
WRL LKCM Capital Growth                          1.00%                     N/A                        N/A
--------------------------------------- ------------------------- ----------------------- ----------------------------

Footnote (12) is added as follows:

(12) Because this portfolio commenced operations on December 1, 2000, the percentages set forth as "Other Expenses" and "Total Annual Expenses" are estimates.

The following information is added to the table on page 10 under the heading "Example":

======================================================= ==============================================================
                                                           If You Surrender, Annuitize* or Remain Invested in the
                     Subaccounts                              Contract at the End of the Applicable Time Period
======================================================= =============== ============== ============== ================
                                                            1 Year         3 Years        5 Years        10 Years
WRL LKCM Capital Growth                                      $17             $52            $90            $195
======================================================= =============== ============== ============== ================

The following information is added to the table on page 16 under the heading "Investment Choices":

---------------------------------- ---------------------------------------------- ----------------------------------
            PORTFOLIO                          INVESTMENT OBJECTIVE                    ADVISER OR SUB-ADVISER
--------------------------------------------------------------------------------------------------------------------
Growth Equity
--------------------------------------------------------------------------------------------------------------------
WRL LKCM Capital Growth            Seeks long-term growth of capital through a    Luther King Capital Management
                                   disciplined investment approach focusing on    Corporation
                                   companies with superior growth prospects.
---------------------------------- ---------------------------------------------- ----------------------------------

The following information is added to the table in Appendix B on page 31:

-------------------------------------- ------------ ------------- ------------- ------------------ -----------------
                                         1 Year       5 Years       10 Years    Inception of the      Subaccount
                                          Ended        Ended         Ended        Subaccount to    Inception Date**
Subaccount                              12/31/99      12/31/99      12/31/99       12/31/99**
-------------------------------------- ------------ ------------- ------------- ------------------ -----------------
WRL LKCM Capital Growth                    N/A          N/A           N/A              N/A            12/01/2000
-------------------------------------- ------------ ------------- ------------- ------------------ -----------------